12 Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of intangible assets
	Goodwill	Licenses with indefinite useful life	Trademark	Customer relationships	Software	Education content	Educational platform and software in progress	Total

Cost
As of January 1, 2017	-	-	-	-	2,345	-	-	2,345
Additions	-	-	-	-	4,288	-	-	4,288
As of December 31, 2017	-	-	-	-	6,633	-	-	6,633
Additions	-	-	-	-	1,301	-	1,752	3,053
Business combinations	169,535	445,616	-	63,303	354	-	-	678,808
As of December 31, 2018	169,535	445,616	-	63,303	8,288	-	1,752	688,494
Additions (i) (ii)	4,030	108,000	-	-	1,101	-	9,644	122,775
Business combinations	285,844	150,156	32,111	62,110	-	17,305	2,845	550,371
As of December 31, 2019	459,409	703,772	32,111	125,413	9,389	17,305	14,241	1,361,640

Amortization
As of January 1, 2017	-	-	-	-	(1,205)	-	-	(1,205)
Amortization	-	-	-	-	(699)	-	-	(699)
As of December 31, 2017	-	-	-	-	(1,904)	-	-	(1,904)
Amortization	-	-	-	(2,945)	(1,176)	-	-	(4,121)
As of December 31, 2018	-	-	-	(2,945)	(3,080)	-	-	(6,025)
Amortization	-	-	(1,150)	(34,927)	(1,456)	(4,876)	(868)	(43,277)
As of December 31, 2019	-	-	(1,150)	(37,872)	(4,536)	(4,876)	(868)	(49,302)
Net book value
As of December 31, 2019	459,409	703,772	30,961	87,541	4,853	12,429	13,373	1,312,338
As of December 31, 2018	169,535	445,616	-	60,358	5,208	-	1,752	682,469

(i) The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.

(ii) On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Pará, that commenced its operation in September 2019. Prior to the acquisition date, IPEC has no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date; ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate.

Schedule of assumptions for impairment test

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their value in use and the discount rates used for the impairment assessment as of December 31, 2019 and 2018 was:

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU

	2019	2018	2019	2018	2019	2018
IPTAN	17,446	17,446	57,214	57,214	110,224	100,679
IESVAP	27,956	27,956	81,366	81,366	119,129	114,974
CCSI	4,664	4,664	56,737	56,737	68,354	68,691
IESP	73,838	69,808	179,693	179,693	251,364	270,895
FADEP	49,661	49,661	70,606	70,606	133,996	132,865
Medcel and CBBW*	139,294	-	-	-	213,881	-
FASA	58,903	-	150,156	-	227,271	-
IPEMED	87,647	-	-	-	106,924	-
IPEC	-	-	108,000	-	106,964	-

*Refers to Guardaya which owned 100% of Medcel and CBBW that are considered a single CGU.

Schedule of estimated useful lives

The estimated useful lives of intangible assets are as follows:

Customer relationships – medicine	6 years
Customer relationships – other courses	4.5 years
Software license	5 years
Education content	3 years
Trademark	19 - 20 years